Temporary Differences that give rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Inventories	¥ 27,461	¥ 28,641
Allowance for dealers and customers	98,479	102,128
Accrued bonus	33,531	30,938
Property, plant and equipment	68,417	67,879
Foreign tax credit carryforwards	719	1,367
Operating loss carryforwards	69,441	112,675
Pension and other postretirement benefits	225,590	239,087
Other	156,636	136,275
Total gross deferred tax assets	680,274	718,990
Less valuation allowance	65,479	53,410
Net deferred tax assets	614,795	665,580
Deferred tax liabilities:
Inventories	(9,351)	(8,713)
Prepaid pension expenses	(19,948)	(26,971)
Property, plant and equipment, excluding lease transactions	(50,691)	(50,134)
Direct financing lease transactions	(16,181)	(27,768)
Operating lease transactions	(468,914)	(405,062)
Undistributed earnings of subsidiaries and affiliates	(100,389)	(108,933)
Net unrealized gains on available-for-sale securities	(19,737)	(20,057)
Other	(40,454)	(38,944)
Total gross deferred tax liabilities	(725,665)	(686,582)
Net deferred tax asset (liability)	¥ (110,870)	¥ (21,002)